Simplify Emerging Markets Equity PLUS Downside Convexity ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99.3%
iShares Core MSCI Emerging Markets ETF(a)(b)
(Cost $4,633,820) ........................................................... 81,259 $ 3,867,117
Number of
Contracts Notional Amount
Purchased Options – 1.0%
Puts – Exchange-Traded – 1.0%
iShares MSCI Emerging Markets ETF, October Strike Price $34, Expires
10/20/23 ..................................................... 1,294 $ 4,399,600 5,098
iShares MSCI Emerging Markets ETF, November Strike Price $33, Expires
11/17/23 ..................................................... 900 2,970,000 7,326
iShares MSCI Emerging Markets ETF, December Strike Price $33, Expires
12/15/23 ..................................................... 1,680 5,544,000 26,040
38,464
Total Purchased Options (Cost $58,886) ........................................................... 38,464
Shares
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(c)
(Cost $6,564) ............................................................... 6,564 6,564
Total Investments – 100.5%
(Cost $4,699,270) ........................................................................... $ 3,912,145
Liabilities in Excess of Other Assets – (0.5)% ....................................................... (19,739)
Net Assets – 100.0% .......................................................................... $ 3,892,406
Number of
Contracts Notional Amount
Written Options – (0.5)%
Puts – Exchange-Traded – (0.5)%
iShares MSCI Emerging Markets ETF, October Strike Price $32, Expires
10/20/23 ..................................................... (1,294) $ (4,140,800) $ (2,937)
iShares MSCI Emerging Markets ETF, November Strike Price $31, Expires
11/17/23 ..................................................... (900) (2,790,000) (3,789)
iShares MSCI Emerging Markets ETF, December Strike Price $31, Expires
12/15/23 ..................................................... (1,680) (5,208,000) (14,280)
(21,006)
Total Written Options (Premiums Received $23,822) .................................................. $ (21,006)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $2,474,680 have been pledged as collateral for options as of September 30, 2023.
(c) Rate shown reflects the 7-day yield as of September 30, 2023.

Simplify Emerging Markets Equity PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99.3%
Purchased Options ............................................................................... 1.0%
Money Market Funds ............................................................................. 0.2%
Total Investments ................................................................................ 100.5%
Liabilities in Excess of Other Assets .................................................................. (0.5)%
Net Assets ..................................................................................... 100.0%